Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 1,805	$ 1,890
Finished goods	3,161	3,137
Inventories	$ 4,966	$ 5,027